WARRANTS	12 Months Ended
Dec. 31, 2020
Warrants
WARRANTS

NOTE 11 – WARRANTS

Transactions involving our warrants are summarized as follows:

	Number of shares	Weighted- average exercise price	Weighted- average remaining contractual term (in years)
Outstanding at December 31, 2018	129	$861.515
Granted	—	$—
Forfeited	(46)	$2,008,492
Outstanding at December 31, 2019	83	$225,842	1.8
Granted	—	$—
Forfeited	(12)	$787,500
Outstanding at December 31, 2020	53	$5,033	1.0

Exercisable at December 31, 2020	53	$5,033	1.0

No warrants were issued or exercised during the years ended December 31, 2020 and 2019. The warrants had no intrinsic value at December 31, 2020.

As a result of recent equity financings and conversions of debentures, the exercise prices of the warrants issued in conjunction with our Series B preferred stock have been reduced to $22.50 and the warrants issued in conjunction with our Series C preferred stock have also been reduced to $562.50 - $1,125.00 at December 31, 2020.

The following table summarizes outstanding common stock purchase warrants as of December 31, 2020:

	Number of shares	Weighted- average exercise price	Expiration
Issued to consultants	1	$244,688	August 2023
Issued pursuant to 2016 financings	30	$23	December 2021
Issued pursuant to 2017 financings	22	$972	March 2022 through April 2022
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